FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Current	$ 660,694	$ 637,106
Non-current	521,004	651,313
Total	1,181,698	1,288,419
Land and buildings
Leases
Right-of-use assets	$ 2,146,928	$ 2,047,260